Fair Value (Recurring Fair Value Measurements) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities	$ 3,631	$ 3,402
Net Embedded Derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale Securities, Equity Securities	$ (217)	$ (145)